UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08200

       Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 930

     Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Elena Khoziaeva, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 930

    Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended December 31, 2025, originally filed with the Securities and Exchange Commission on March 6, 2026 (Accession Number 0001193125-26-096351) (the “Original Filing”). The purpose of this Amendment is to correct Item 1, “Reports to Stockholders” for the Global Opportunities Fund to include legends beneath the Top Sector Weightings and Top Country Weightings bar charts.

Except as set forth above, the Amendment does not amend, update or change any other items or disclosures found in the Original Filing.

Items 1(b) through 19(a)(1), 19 (a)(2), 19(a)(4) and 19(a)(5) of this Amendment to the Registrant’s Form N-CSRS are incorporated by reference to the Original Filing.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Aggressive Investors 1 Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Aggressive Investors 1 Fund

BRAGX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Aggressive Investors 1 Fund	$48	0.92%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$213,576,291
# of Portfolio Holdings	94
Portfolio Turnover Rate	36%

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.81%
Money Market Fund	0.18%
Other Assets in Excess of Liabilities	0.01%

Top Ten Holdings (% of Net Assets)

NVIDIA Corp.	5.25%
Microsoft Corp.	4.64%
Apple, Inc.	3.18%
Alphabet, Inc., Class A	2.99%
Palantir Technologies, Inc., Class A	1.97%
Lumentum Holdings, Inc.	1.90%
Amazon.com, Inc.	1.86%
Synchrony Financial	1.54%
Broadcom, Inc.	1.51%
Booking Holdings, Inc.	1.50%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	1.72%
Consumer Staples	2.43%
Utilities	2.55%
Energy	2.81%
Communication Services	4.85%
Industrials	7.49%
Consumer Discretionary	10.07%
Health Care	14.01%
Financials	19.95%
Information Technology	34.12%

Aggressive Investors 1 Fund

Semi - Annual Shareholder Report - December 31, 2025

BRAGX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Ultra-Small Company Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Ultra-Small Company Fund

BRUSX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Ultra-Small Company Fund	$64	1.20%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$90,467,859
# of Portfolio Holdings	216
Portfolio Turnover Rate	36%

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.60%
Preferred Stock	0.00%
Rights	0.00%
Money Market Fund	0.46%
Investments Purchased With Cash Proceeds From Securities Lending	8.34%
Liabilities in Excess of Other Assets	-8.40%

Top Ten Holdings (% of Net Assets)

Eventbrite, Inc., Class A	2.38%
ON24, Inc.	2.05%
Zumiez, Inc.	2.01%
Ranger Energy Services, Inc., Class A	1.95%
Douglas Elliman, Inc.	1.75%
Movado Group, Inc.	1.72%
CS Disco, Inc.	1.66%
Sagimet Biosciences, Inc., Class A	1.60%
Civeo Corp.	1.53%
Rimini Street, Inc.	1.52%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	2.57%
Materials	2.26%
Consumer Staples	3.56%
Communication Services	5.25%
Energy	6.91%
Industrials	10.05%
Information Technology	11.61%
Consumer Discretionary	12.45%
Financials	14.57%
Health Care	30.77%

Ultra-Small Company Fund

Semi - Annual Shareholder Report - December 31, 2025

BRUSX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Ultra-Small Company Market Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Ultra-Small Company Market Fund

BRSIX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Ultra-Small Company Market Fund	$43	0.75%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$127,063,540
# of Portfolio Holdings	551
Portfolio Turnover Rate	21%

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.71%
Rights	0.00%
Money Market Fund	0.29%
Investments Purchased With Cash Proceeds From Securities Lending	10.44%
Liabilities in Excess of Other Assets	-10.44%

Top Ten Holdings (% of Net Assets)

Terns Pharmaceuticals, Inc.	0.99%
Frequency Electronics, Inc.	0.91%
Kodiak Sciences, Inc.	0.89%
Olema Pharmaceuticals, Inc.	0.80%
Omeros Corp.	0.72%
Envela Corp.	0.71%
Alto Neuroscience, Inc.	0.70%
AXT, Inc.	0.68%
T1 Energy, Inc.	0.66%
Idaho Strategic Resources, Inc.	0.63%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	2.63%
Real Estate	1.63%
Communication Services	3.01%
Materials	4.07%
Energy	4.64%
Industrials	11.56%
Information Technology	11.63%
Consumer Discretionary	11.89%
Financials	15.44%
Health Care	33.50%

Ultra-Small Company Market Fund

Semi - Annual Shareholder Report - December 31, 2025

BRSIX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Small-Cap Value Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Small-Cap Value Fund

BRSVX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Small-Cap Value Fund	$50	0.94%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$320,103,777
# of Portfolio Holdings	159
Portfolio Turnover Rate	41%

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.63%
Money Market Fund	0.55%
Liabilities in Excess of Other Assets	-0.18%

Top Ten Holdings (% of Net Assets)

Commercial Metals Co.	1.32%
Axos Financial, Inc.	1.23%
Garrett Motion, Inc.	1.20%
Hancock Whitney Corp.	1.19%
WSFS Financial Corp.	1.16%
Bread Financial Holdings, Inc.	1.09%
Magnolia Oil & Gas Corp., Class A	1.06%
SkyWest, Inc.	1.05%
Deluxe Corp.	1.04%
NetScout Systems, Inc.	1.02%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	4.77%
Materials	2.80%
Utilities	4.80%
Real Estate	6.47%
Energy	7.17%
Health Care	8.98%
Information Technology	9.42%
Industrials	11.01%
Consumer Discretionary	13.93%
Financials	30.65%

Small-Cap Value Fund

Semi - Annual Shareholder Report - December 31, 2025

BRSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Omni Small-Cap Value Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Omni Small-Cap Value Fund

BOSVX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Omni Small-Cap Value Fund	$26	0.47%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$1,147,132,612
# of Portfolio Holdings	593
Portfolio Turnover Rate	17%

What did the Fund invest in?

Asset Class Weightings (% of Net Assets)

Common Stocks	99.73%
Preferred Stock	0.00%
Rights	0.00%
Money Market Fund	0.20%
Investments Purchased With Cash Proceeds From Securities Lending	0.38%
Liabilities in Excess of Other Assets	-0.31%

Top Ten Holdings (% of Net Assets)

Victoria's Secret & Co.	1.10%
Sphere Entertainment Co.	1.00%
Peabody Energy Corp.	0.94%
Viasat, Inc.	0.93%
Enova International, Inc.	0.92%
Dana, Inc.	0.91%
Tutor Perini Corp.	0.87%
Signet Jewelers, Ltd.	0.77%
SiriusPoint, Ltd.	0.76%
Phinia, Inc.	0.76%

Top Sector Weightings (% of Net Assets)

Value	Value
Cash and Other Sectors	0.83%
Information Technology	3.57%
Communication Services	3.99%
Health Care	4.38%
Consumer Staples	4.51%
Materials	5.39%
Industrials	13.28%
Energy	14.00%
Consumer Discretionary	15.01%
Financials	35.04%

Omni Small-Cap Value Fund

Semi - Annual Shareholder Report - December 31, 2025

BOSVX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Semi - Annual Shareholder Report - December 31, 2025

This semi-annual shareholder report contains important information about Bridgeway Global Opportunities Fund for the period of July 1, 2025 to December 31, 2025.You can find additional information about the Fund at www.bridgewayfunds.com/resources/fund-documents. You can also request this information by contacting us at 800-661-3550.

Global Opportunities Fund

BRGOX

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10K Investment	Costs paid as a % of a $10K InvestmentFootnote Referencea
Global Opportunities Fund	$80	1.50%
Footnote	Description
Footnote[a]	Annualized.

Key Fund Statistics

Total Net Assets	$36,748,107
# of Portfolio Holdings - Long	278
# of Portfolio Holdings - Short	327
Portfolio Turnover Rate	-%Footnote Reference*
Footnote	Description
Footnote*	There were no long-term transactions for the period ended December 31, 2025.

What did the Fund invest in?

Top Sector Weightings (Notional exposure % of Net Assets)

	Long	Short
Real Estate	2.37%	4.12%
Communication Services	3.93%	5.86%
Utilities	4.16%	2.98%
Energy	5.28%	2.77%
Health Care	6.51%	4.46%
Consumer Staples	6.69%	7.87%
Consumer Discretionary	10.31%	11.53%
Information Technology	13.11%	12.71%
Materials	13.65%	10.46%
Financials	16.73%	15.00%
Industrials	17.80%	17.02%

Top Country Weightings (Notional exposure % of Net Assets)

	Long	Short
Other Countries	40.91%	37.42%
Brazil	5.04%	4.09%
Australia	5.14%	6.57%
United Kingdom	5.69%	4.52%
Taiwan	5.79%	5.79%
Japan	6.29%	7.02%
Canada	6.46%	7.01%
South Korea - Republic of Korea	6.89%	5.66%
United States	8.03%	8.02%
China	10.29%	8.66%

Global Opportunities Fund

Semi - Annual Shareholder Report - December 31, 2025

BRGOX

Bridgeway Funds

PO Box 534435

Pittsburgh, PA 15253-4435

800-661-3550

funds@bridgeway.com

The Fund is distributed by Foreside Fund Services, LLC, which is not affiliated with Bridgeway Capital Management, LLC™ or any other affiliate.

Where can I find additional information about the Fund?

Additional information is available on www.bridgewayfunds.com, including its:

-prospectus

-financial information

-holdings

-proxy voting information

Item 19. Exhibits.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridgeway Funds, Inc.

By (Signature and Title)*	/s/ Elena Khoziaeva
Elena Khoziaeva, President and Principal Executive Officer
(principal executive officer)
Date: March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Elena Khoziaeva
Elena Khoziaeva, President and Principal Executive Officer
(principal executive officer)
Date: March 25, 2026

By (Signature and Title)*	/s/ Deborah L. Hanna
Deborah L. Hanna, Treasurer and Principal Financial Officer
(principal financial officer)
Date: March 25, 2026

* Print the name and title of each signing officer under his or her signature.